Performance Management	Feb. 29, 2024
Destinations Large Cap Equity Fund | Destinations Large Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2023
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 22.97% (June 30, 2020)
Worst Quarter: -21.43% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024 was 10.6%.

Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024
Bar Chart, Year to Date Return	10.60%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2023)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	24.85%	13.81%	11.19%
Class Z*	25.15%	14.02%	10.12%
Return After Taxes on Distributions
Class I	23.37%	12.09%	9.76%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	15.52%	10.83%	8.78%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	26.53%	15.52%	12.58%

*
The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Small-Mid Cap Equity Fund | Destinations Small-Mid Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The above table compares the Fund’s average annual total returns to those of a broad-based index, the Russell Midcap Index, and a secondary broad-based index, the Russell 2000 Index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2023
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 29.81% (June 30, 2020)
Worst Quarter: -31.04% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024 was 8.82%.

Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024
Bar Chart, Year to Date Return	8.82%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	29.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(31.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	11.62%	12.99%	10.03%
Class Z*	11.78%	13.16%	8.68%
Return After Taxes on Distributions
Class I	11.49%	10.82%	8.11%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	6.88%	9.95%	7.55%
Russell Mid Cap Index (reflects no deduction for fees, expenses, or taxes)	17.23%	12.68%	9.57%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	9.97%	7.20%

*
The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The above table compares the Fund’s average annual total returns to those of a broad-based index, the Russell Midcap Index, and a secondary broad-based index, the Russell 2000 Index.
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations International Equity Fund | Destinations International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2023
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 21.77% (June 30, 2020)
Worst Quarter: -19.69% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024 was 2.97%.

Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024
Bar Chart, Year to Date Return	2.97%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.77%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	15.54%	7.41%	5.53%
Class Z*	15.73%	7.57%	4.38%
Return After Taxes on Distributions
Class I	15.16%	7.01%	5.14%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	9.68%	5.92%	4.39%
FTSE All-World ex US Index (reflects no deduction for fees, expenses, or taxes)	15.61%	7.32%	5.43%

*
The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Equity Income Fund | Destinations Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2023
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 13.45% (December 31, 2022)
Worst Quarter: -24.39% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024 was 5.36%.

Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024
Bar Chart, Year to Date Return	5.36%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.45%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(24.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	5.08%	8.24%	6.47%
Class Z*	5.31%	8.41%	6.87%
Return After Taxes on Distributions
Class I	4.09%	7.18%	5.20%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	3.66%	6.35%	4.78%
FTSE All-World High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes)	11.39%	8.39%	6.01%

*
The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2023
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 6.73% (September 30, 2023)
Worst Quarter: -5.65% in (March 31, 2022)
The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024 was -0.19%.

Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024
Bar Chart, Year to Date Return	(0.19%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.73%
Highest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.65%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	5.94%	0.12%	0.39%
Class Z*	5.91%	0.25%	0.44%
Return After Taxes on Distributions
Class I	4.39%	-1.02%	-0.72%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	3.48%	-0.31%	-0.11%
ICE BofA US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	5.39%	1.08%	1.26%

*
The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Low Duration Fixed Income Fund | Destinations Low Duration Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2023
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 3.92% (June 30, 2020)
Worst Quarter: -5.63% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024 was 2.17%.

Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024
Bar Chart, Year to Date Return	2.17%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.92%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	8.19%	3.46%	3.00%
Class Z*	8.36%	3.61%	3.43%
Return After Taxes on Distributions
Class I	5.67%	1.56%	1.26%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	4.80%	1.82%	1.53%
ICE BofA US Corporate & Government 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)	4.63%	1.52%	1.44%

*
The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2023
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 7.62% (June 30, 2020)
Worst Quarter: -9.19% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024 was 3.22%.

Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024
Bar Chart, Year to Date Return	3.22%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	9.05%	3.78%	3.25%
Class Z*	9.25%	3.94%	3.49%
Return After Taxes on Distributions
Class I	6.36%	1.82%	1.40%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	5.29%	2.05%	1.68%
ICE BofA US High Yield Index (reflects no deduction for fees, expenses, or taxes)	13.46%	5.21%	4.27%

*
The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Municipal Fixed Income Fund | Destinations Municipal Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2023
Bar Chart [Table]
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 5.43% (December 31, 2023)
Worst Quarter: -4.99% (March 31, 2022)
The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024 was 0.33%.

Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024
Bar Chart, Year to Date Return	0.33%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.43%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.99%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	4.57%	1.51%	1.40%
Class Z*	4.71%	1.65%	1.73%
Return After Taxes on Distributions
Class I	4.57%	1.44%	1.32%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	3.86%	1.59%	1.42%
ICE BofA US Municipal Securities 2-12 Year Index (reflects no deduction for fees, expenses, or taxes)	4.65%	1.97%	2.07%

*
The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Multi Strategy Alternatives Fund | Destinations Multi Strategy Alternatives Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2023
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s best and worst calendar quarters Best: 13.31% (June 30, 2020) Worst: -12.18% (March 31, 2020) The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024 was 2.31%.
Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024
Bar Chart, Year to Date Return	2.31%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best:
Highest Quarterly Return	13.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst:
Lowest Quarterly Return	(12.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2023)
Performance Table Market Index Changed	The Fund’s prior benchmark, the Morningstar Broad Hedge Fund Index, has been retired by Morningstar as of March 31, 2024.
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	12.82%	6.55%	4.66%
Class Z*	12.99%	6.71%	4.96%
Return After Taxes on Distributions
Class I	9.92%	4.95%	3.10%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	7.61%	4.46%	2.99%
ICE BofA US Broad Market Index** (reflects no deduction for fees, expenses, or taxes)	5.39%	1.08%	1.26%

*
The Fund’s Class Z shares commenced operations on July 16, 2018.

**
The Fund’s prior benchmark, the Morningstar Broad Hedge Fund Index, has been retired by Morningstar as of March 31, 2024.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Destinations Multi Strategy Alternatives Fund (continued)

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979
Destinations Shelter Fund | Destinations Shelter Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2023
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s best and worst calendar quarters Best: 7.56% (March 31, 2024) Worst: -9.45% (June 30, 2022) The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024 was 7.56%.
Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024
Bar Chart, Year to Date Return	7.56%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best:
Highest Quarterly Return	7.56%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst:
Lowest Quarterly Return	(9.45%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
	1 Year	Since Inception (10/26/2021)
Return Before Taxes
Class I	17.20%	0.24%
Class Z*	17.45%	-0.18%
Return After Taxes on Distributions
Class I	17.10%	0.14%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	10.25%	0.18%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	26.53%	2.54%

*
The Fund’s Class Z shares commenced operations on November 3, 2021.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979